Tax (Details 2) (CHF) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Mar. 31, 2014
Tax effect of temporary differences (CHF)
Net operating loss carry-forwards	758	758	1,436
Net deferred tax assets	5,134	5,134	5,256
Tax benefits associated with share-based compensation (CHF)
Windfall tax benefits/(shortfall tax charge) recorded in additional paid-in capital	10	(38)